Pension and Post-Retirement and Post-Employment Benefits - Changes in Fair Value of Financial Instruments Classified in Level 3 (Detail) - Level 3 [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Change in plan assets
Fair value of plan assets, beginning of year	$ 651	$ 549
Realized and unrealized gains (losses)	(4)	59
Purchases	463	90
Sales and disbursements	(31)	(47)
Fair value of plan assets, end of year	$ 1,079	$ 651